Details of Significant Accounts - Interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Interest income from bank deposits	$ 1,977	$ 131	$ 126
Interest income from financial assets at amortised cost	52		117
Interest income	$ 2,029	$ 131	$ 243